FIXED ASSETS - NET (Schedule of Fixed Assets) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
FIXED ASSETS - NET [Abstract]
Land and buildings	$ 218.9	$ 53.7
Plant and machinery	593.4	118.2
Furniture, fixtures and office equipment	23.6	$ 12.7
Others	0.4
Property Plant And Equipment Gross Excluding Construction In Progress, Total	836.3	$ 184.5
Less: Accumulated depreciation	(120.7)	(75.1)
Property Plant And Equipment Excluding Construction In Progress Net, Total	715.6	109.4
Construction-in-progress	161.7	38.4
Fixed assets - net	$ 877.3	$ 147.8